Offerings	Aug. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Series C Convertible Preferred Stock
Amount Registered | shares	55,000
Maximum Aggregate Offering Price	$ 341,932,857.18
Fee Rate	0.01381%
Amount of Registration Fee	$ 47,220.93
Offering Note	1.a. All securities offered hereby are for the account of the selling stockholders named in the prospectus supplement to the Registration Statement No. 333-282677 on Form S-3. In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall be deemed to cover any additional shares to be offered or issued from stock splits, stock dividends or similar transactions with respect to the shares being registered. 1.b. Calculated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, the Proposed Maximum Offering Price Per Share is based on the average of the high and low prices of the common stock, as reported on The Nasdaq Stock Market LLC as of August 11, 2026. 1.c. The Maximum Aggregate Offering Price is calculated as the product of (i) 51,651,489 (the amount of common stock issuable upon conversion of the Series C Convertible Preferred Stock that is being registered on this Form S-3), multiplied by (ii) the Proposed Maximum Offering Price Per Share.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	51,651,489
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	2.a. All securities offered hereby are for the account of the selling stockholders named in the prospectus supplement to the Registration Statement No. 333-282677 on Form S-3. In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall be deemed to cover any additional shares to be offered or issued from stock splits, stock dividends or similar transactions with respect to the shares being registered. 2.b. Represents 51,651,489 shares of common stock issuable upon conversion of the Series C Convertible Preferred Stock being registered hereunder. The shares of our common stock issuable upon conversion of the Series C Convertible Preferred Stock will be issued for no additional consideration and therefore, no additional registration fee is required pursuant to Rule 457(i) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	24,038,462
Proposed Maximum Offering Price per Unit	6.62
Maximum Aggregate Offering Price	$ 159,134,618.44
Fee Rate	0.01381%
Amount of Registration Fee	$ 21,976.49
Offering Note	3.a. All securities offered hereby are for the account of the selling stockholders named in the prospectus supplement to the Registration Statement No. 333-282677 on Form S-3. In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall be deemed to cover any additional shares to be offered or issued from stock splits, stock dividends or similar transactions with respect to the shares being registered. 3.b. Calculated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, the Proposed Maximum Offering Price Per Share is based on the average of the high and low prices of the common stock, as reported on The Nasdaq Stock Market LLC as of August 11, 2026. 3.c. The Maximum Aggregate Offering Price is calculated as the product of (i) 24,038,462 (the amount of common stock being registered hereunder, other than common stock issuable upon conversion of the Series C Convertible Preferred Stock being registered hereunder), multiplied by (ii) the Proposed Maximum Offering Price Per Share.